Note 24 - Reportable Business Segments (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Consumer	Commercial	Consolidated
	division	division

Sales	$2,235,093	$1,391,477	$3,626,570
Gross margin	487,591	153,336	640,927
Administrative expenses	157,513	37,186	194,699
Selling and marketing expenses	157,997	75,043	233,040
Depreciation of property, plant and equipment	3,775	340	4,115
Amortization of intangible assets	12,707	3,992	16,699
Other operating expenses	69,884	4,800	74,684
Operating profit for the year	$85,715	$31,975	$117,690
Finance costs			(55,972)
Change in fair value of derivative instruments and other			474,356
Other income			3,174
Provision for income taxes			(20,674)
Profit for the year			$518,574
Capital expenditures	$32,252	$3,524	$35,776
Total goodwill	$147,252	$153,421	$300,673
Total assets	$1,180,741	$466,068	$1,646,809
Total liabilities	$875,587	$540,479	$1,416,066
	Consumer	Commercial	Consolidated
	division	division

Sales	$2,083,833	$1,673,221	$3,757,054
Gross margin	512,919	183,052	695,971
Administrative expenses	129,882	38,551	168,433
Selling and marketing expenses	142,883	83,425	226,308
Depreciation of property, plant and equipment	6,259	320	6,579
Amortization of intangible assets	13,637	2,304	15,941
Other operating expenses	51,914	10,203	62,117
Operating profit for the year	$168,344	$48,249	$216,593
Finance costs			(78,077)
Change in fair value of derivative instruments and other			374,791
Other income			807
Provision for income taxes			(43,231)
Profit for the year			$470,883
Capital expenditures	$17,681	$8,708	$26,389
Total goodwill	$146,669	$142,532	$289,201
Total assets	$712,899	$525,056	$1,237,955
Total liabilities	$1,214,561	$172,720	$1,387,281

Disclosure of geographical areas [text block]
	For the	For the
	year ended	year ended
	March 31, 2018	March 31, 2017
Canada	$414,183	$476,208
United States	2,465,794	2,793,004
International	746,593	487,842
Total	$3,626,570	$3,757,054
	As at March 31, 2018	As at March 31, 2017
Canada	$201,985	$189,911
United States	207,147	182,840
International	11,687	6,918
Total	$420,819	$379,669